Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Schedule of Subsequent Events [Table Text Block]	NOTE 5 – SUBSEQUENT EVENTS Management has reviewed material subsequent events in accordance with FASB ASC 855 “Subsequent Events”. No additional disclosure is required.